Liquidity and capital resources - Additional Information (Detail) - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Regulatory Capital Resources [line items]
Private investment fund		€ 67,000
Public investment fund		214,000
Investment fund		281,000
Financial liabilities		24,781
Pending contract		3,500
Cash outflow from operations	[1]	(16,063)	€ (13,877)
Increase in cash outflow from operations		(2,200)
Cash flow from investing activities	[1]	9,090	10,125
Cash flow from financing activities	[1]	96	42,865
Cash inflow		28,500
Cash outflow from operations	[1]	(16,063)	€ (13,877)
Short Term Investments [member]
Disclosure Of Regulatory Capital Resources [line items]
Increase in cash outflow from investing activities		(1,100)
Walloon Region [member]
Disclosure Of Regulatory Capital Resources [line items]
Amount received		3,200
Celdara Medical [member]
Disclosure Of Regulatory Capital Resources [line items]
Financial liabilities		24,800
Deplethink [member]
Disclosure Of Regulatory Capital Resources [line items]
Increase in cash outflow from operations		(800)
Allogeneic Platform [member]
Disclosure Of Regulatory Capital Resources [line items]
Increase in cash outflow from operations		(800)
RCA's [member]
Disclosure Of Regulatory Capital Resources [line items]
Financial liabilities		€ 3,500

[1]	The interim condensed financial statements are unaudited financial statements